Related Party Transactions Other Than Board Compensation (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Supervisory Board Members
Related Party Transactions Other Than Board Compensation
Product and services received	€ 2	€ 2
Outstanding balances at year end (Customers)	0	0
Companies controlled by Supervisory Board Members
Related Party Transactions Other Than Board Compensation
Products and services provided		0
Product and services received		1
Sponsoring and other financial support provided		5
Associated Entities
Related Party Transactions Other Than Board Compensation
Products and services provided	42	55
Product and services received	89	90
Outstanding balances at year end (Vendors)	3	2
Outstanding balances at year end (Customers)	€ 3	€ 20